FAIR VALUE MEASUREMENTS, Change in Level 3 Fair Value of Warrant Liabilities (Details) - USD ($)		3 Months Ended			6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of warrants	$ 0	$ (6,878,000)	$ 181,000	$ 181,000	$ (1,810,000)	$ (7,240,000)
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 Beginning balance	0			0	0	0
Initial measurement on September 17, 2020						16,290,000
Change in fair value of warrants						7,240,000
Level 3 Ending balance						0
Warrant Liabilities [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer from Level 3						(14,950,000)
Warrant Liabilities [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer from Level 3						(8,580,000)
Warrant Liabilities [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 Beginning balance	0			0	0	0
Initial measurement on September 17, 2020						5,940,000
Change in fair value of warrants						2,640,000
Level 3 Ending balance						0
Warrant Liabilities [Member] | Private Placement Warrants [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer from Level 3						0
Warrant Liabilities [Member] | Private Placement Warrants [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer from Level 3						(8,580,000)
Warrant Liabilities [Member] | Public Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 Beginning balance	$ 0			$ 0	$ 0	0
Initial measurement on September 17, 2020						10,350,000
Change in fair value of warrants						4,600,000
Level 3 Ending balance						0
Warrant Liabilities [Member] | Public Warrant [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer from Level 3						(14,950,000)
Warrant Liabilities [Member] | Public Warrant [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer from Level 3						$ 0